Pensions and Other Benefits - Summary of Estimated Future Pension and Other Post-retirement Benefit Payments (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014
Pension Plans, Defined Benefit [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
2015	562
2016	579
2017	595
2018	610
2019	624
2020 - 2024	3,272
Other Postretirement Benefit Plans, Defined Benefit [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
2015	36
2016	35
2017	35
2018	34
2019	34
2020 - 2024	162